Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current liabilities	$ 1,036	$ 1,045
Non-current liabilities	2,446	3,419
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Current liabilities	106	93
Non-current liabilities	1,186	1,012
Employee postretirement obligations (note 29)
IfrsStatementLineItems [Line Items]
Current liabilities	66	99
Non-current liabilities	1,260	1,533
Payroll, related charges and other remunerations
IfrsStatementLineItems [Line Items]
Current liabilities	$ 864	816
Onerous contracts provision [member]
IfrsStatementLineItems [Line Items]
Current liabilities		37
Non-current liabilities		$ 874